Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Mortgage-backed and related securities amortized cost (in Dollars)	$ 2,237	$ 2,755
Other marketable securities amortized cost (in Dollars)	$ 110,092	$ 135,772
Serial preferred stock, shares authorized	500,000	500,000
Serial preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Serial preferred stock, shares issued	0	10,000
Serial preferred stock , shares outstanding	0	10,000
Common stock, shares authorized	16,000,000	16,000,000
Common stock, shares issued	9,128,662	9,128,662
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Treasury stock, shares	4,645,769	4,658,323